Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 01, 2018
Registrant Name	dei_EntityRegistrantName	HARTFORD MUTUAL FUNDS INC/CT
Central Index Key	dei_EntityCentralIndexKey	0001006415
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 01, 2018
Document Effective Date	dei_DocumentEffectiveDate	Nov. 01, 2018
Prospectus Date	rr_ProspectusDate	Mar. 01, 2018
HARTFORD SMALL CAP VALUE FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSMAX
HARTFORD SMALL CAP VALUE FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HTSCX
HARTFORD SMALL CAP VALUE FUND | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSEIX
HARTFORD SMALL CAP VALUE FUND | Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSMRX
HARTFORD SMALL CAP VALUE FUND | Class R4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSMSX
HARTFORD SMALL CAP VALUE FUND | Class R5
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSMTX
HARTFORD SMALL CAP VALUE FUND | Class R6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSMVX
HARTFORD SMALL CAP VALUE FUND | Class Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSMYX
HARTFORD SMALL CAP VALUE FUND | Class F
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSMFX